Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Nov. 01, 2024
Nasdaq Equity Premium Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ticker: JEPQ
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income while maintaining prospects for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES1(Expenses that you pay each year as a percentage of the valueof your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 168% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	168.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTWOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The investment objective of the Fund is to seek current income while maintaining prospects for capital appreciation. The Fund seeks to achieve this objective by (1) creating an actively managed portfolio of equity securities comprised significantly of those included in the Fund’s primary benchmark, the Nasdaq-100 Index® (the Benchmark), and (2) through equity-linked notes (ELNs), selling call options with exposure to the Benchmark. The resulting Fund is designed to provide investors with performance that captures a majority of the returns associated with the Benchmark, while exposing investors to lower volatility than the Benchmark and also providing incremental income. The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions at a relatively stable level. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities (80% Policy). “Assets” means net assets plus the amount of borrowings for investment purposes. In calculating the 80% Policy, the Fund’s equity investments will include common stocks and ELNs, as well as other equity securities.In implementing the Fund’s strategy, the Fund invests significantly in the equity securities of companies included in the Benchmark (which includes both large cap and mid cap companies). The Fund may also invest in other equity securities not included in the Benchmark. The Fund may receive income to the extent it invests in equity securities of companies that pay dividends; however, securities are not selected based on anticipated dividend payments. Currently, many of the equity securities in the Fund’s portfolio will be technology companies or companies that rely heavily on technological advances.The Fund seeks a lower volatility level than the Benchmark. Volatility is one way to measure risk and refers to the variability of the Fund’s or the market’s returns. If the Fund is successful in providing lower volatility, then the value of the Fund’s portfolio will fluctuate less than the Benchmark over a full market cycle (typically, a 3-5 year time horizon).In order to generate income, the Fund may invest up to 20% of its net assets in ELNs. ELNs are structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and that are designed to offer a return linked to the underlying instruments within the ELN. ELNs in which the Fund invests are derivative instruments that are specially designed to combine the economic characteristics of the Benchmark and written call options in a single note form and are not traded on an exchange. The options underlying the ELNs will be based on the Benchmark or on exchange-traded funds (ETFs) that replicate the Benchmark. Selling a call option entitles the seller to a premium equal to the value of the option at the time of trade. The ELNs owned by the Fund are structured to use a covered call strategy and have short call positions embedded within them. When the Fund purchases the ELN from the issuing counterparty, the Fund is entitled to the premium generated by the short call position within the ELN. Therefore, the ELNs provide recurring cash flow to the Fund based on the premiums received from selling the call options and are an important source of the Fund’s return. When the Fund sells call options within an ELN, it receives a premium but limits its opportunity to profit from an increase in the market value of either the underlying Benchmark or ETF to the exercise price (plus the premium received). The maximum potential gain on an underlying instrument will be equal to the difference between the exercise price and the purchase price of the underlying Benchmark or ETF at the time the option is written, plus the premium received. Investing in ELNs may also reduce the Fund’s volatility because the income from the ELNs would reduce potential losses incurred by the Fund’s equity portfolio. The ELNs are reset periodically to seek to better capitalize on current market conditions and opportunities; these resets assist the Fund in seeking to provide relatively stable returns.The Fund invests in a non-diversified portfolio of securities.The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark at the time of investment, the Fund may invest up to 35% of its total assets in that industry.Investment Process: In managing the equity portion of the Fund’s portfolio, the adviser employs a fundamental data scienceenabled investment approach that combines research, data insights, and risk management. The adviser defines data science as the discipline of extracting useful insights from collections of information, and the adviser utilizes the insights as a part of its investment process. The adviser utilizes proprietary techniques to process, analyze, and combine a wide variety of data sources, including the adviser’s multi-decade history of proprietary fundamental research, company financial statements, and a variety of other data sources that the adviser finds relevant to conducting fundamental analysis. The adviser combines insights derived from these sources to forecast the financial prospects of each security, also known as fundamental analysis. Alongside its own insights, the Fund’s portfolio management team uses the forecasts developed through data science techniques to help to identify securities that are priced favorably relative to their associated levels of risk. The Fund’s portfolio management team then constructs a portfolio that seeks to maximize expected future financial performance while controlling for key risks to the underlying companies’ businesses identified by the adviser’s analysis. The adviser assesses key risk by analyzing potential events or conditions that may have a negative impact on the adviser’s valuation of a particular security. Such key risks may include, but are not limited to, sensitivity to changes in macroeconomic conditions, competitive risks from existing companies or new entrants, and operational risks related to the companies’ business models. The adviser continuously evaluates the efficacy of the sources of information included within the investment process, and seeks to identify new data sources that will be additive to the adviser’s forecasts and portfolio construction.As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundaments or if the adviser believes the security is no longer attractively valued relative to its associated levels of risk. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund.The bar chart shows the performance of the Fund’s Shares over the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund.It compares that performance to the S&P 500 Index, Nasdaq-100 Index and the ICE BofA 3-Month US Treasury Bill Index. The S&P 500 Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Nasdaq-100 Index and the ICE BofA 3-Month US Treasury Bill Index are the Fund’s additional indices and are more representative of the Fund’s investment universe than the regulatory index.Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visitingwww.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF). The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.Nasdaq®, Nasdaq-100 Index®, Nasdaq 100®, NDX® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by the adviser. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).SOURCE ICE DATA INDICES, LLC (“ICE DATA”), IS USED WITH PERMISSION. ICE® IS A REGISTERED TRADEMARK OF ICE DATA OR ITS AFFILIATES AND BOFA® IS A REGISTERED TRADEMARK OF BANK OF AMERICA CORPORATION LICENSED BY BANK OF AMERICA CORPORATION AND ITS AFFILIATES (“BOFA”) AND MAY NOT BE USED WITHOUT BOFA’S PRIOR WRITTEN APPROVAL. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND THE ADVISER, OR ANY OF ITS PRODUCTS OR SERVICES.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Shares over the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P 500 Index, Nasdaq-100 Index and the ICE BofA 3-Month US Treasury Bill Index. The S&P 500 Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Nasdaq-100 Index and the ICE BofA 3-Month US Treasury Bill Index are the Fund’s additional indices and are more representative of the Fund’s investment universe than the regulatory index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-457-6383 (844-4JPM ETF)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter1st quarter, 202312.58%Worst Quarter3rd quarter, 2023-0.59%The Fund’s year-to-date total returnthrough9/30/24was17.36%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Nasdaq-100 Index to the S&P 500 Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Nasdaq Equity Premium Income ETF | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversified Fund Risk. The Fund is non-diversified and may invest in a smaller number of instruments than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of a fund which invests in more securities.
Nasdaq Equity Premium Income ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money investing in the Fund.
Nasdaq Equity Premium Income ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Nasdaq Equity Premium Income ETF | Equity Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s portfolio securities goes down, your investment in the Fund decreases in value.
Nasdaq Equity Premium Income ETF | General Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
Nasdaq Equity Premium Income ETF | Strategy Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Strategy Risk. The adviser may not be successful in managing the Fund with a lower level of volatility than the Benchmark. Depending on market conditions during a particular time in a market cycle, the Fund’s volatility at that time may not be lower than that of the Benchmark. Because the Fund seeks lower relative volatility, the Fund may underperform the Benchmark, particularly in rising markets. In addition, the Fund does not guarantee that distributions will always be paid or will be paid at a relatively stable level.
Nasdaq Equity Premium Income ETF | Equity Linked Notes Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity-Linked Notes Risk. When the Fund invests in ELNs, it receives cash but limits its opportunity to profit from an increase in the market value of the instrument because of the limits relating to the call options written within the particular ELN. Investing in ELNs may be more costly to the Fund than if the Fund had invested in the underlying instruments directly. Investments in ELNs often have risks similar to the underlying instruments, which include market risk. In addition, since ELNs are in note form, ELNs are subject to certain debt securities risks, such as credit or counterparty risk. Should the prices of the underlying instruments move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. A lack of liquidity may also cause the value of the ELN to decline. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities. The Fund’s ELN investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s ELN investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.See “Covered Call Strategy Risk” below for more information about risks of the options held within the ELNs.
Nasdaq Equity Premium Income ETF | Covered Call Strategy Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Covered Call Strategy Risk. When the Fund sells call options within an ELN, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying instrument to the exercise price (plus the premium received). The maximum potential gain on the underlying Benchmark or ETF (each, an underlying instrument) will be equal to the difference between the exercise price and the purchase price of the underlying instrument at the time the option is written, plus the premium received. In a rising market, the option may require an underlying instrument to be sold at an exercise price that is lower than would be received if the instrument was sold at the market price. If a call expires, the Fund realizes a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the underlying instrument during the option period, the loss realized may exceed such gain. If the underlying instrument declines by more than the option premium the Fund receives, there will be a loss on the overall position.
Nasdaq Equity Premium Income ETF | Data Science Investment Approach Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Data Science Investment Approach Risk. The Fund relies on a proprietary data science enabled selection approach that utilizes proprietary techniques to process, analyze, and combine a wide variety of information, including the adviser’s multi-decade history of proprietary fundamental research, company financial statements, and other relevant data sources, to forecast the financial prospects of each security and to assess key risks. There is no guarantee that the use of the Fund’s proprietary data science approach will result in effective investment decisions for the Fund, specifically to the extent the approach does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value.
Nasdaq Equity Premium Income ETF | Large Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Cap Company Risk. Because the Fund invests principally in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.
Nasdaq Equity Premium Income ETF | Smaller Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Risk. Investments in securities of smaller companies (mid cap and small cap companies) may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than securities of larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of securities issued by such companies may be more sudden or erratic than the prices of securities of large capitalization companies, especially over the short term. These risks are higher for small cap companies.
Nasdaq Equity Premium Income ETF | Industry Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry Concentration Risk. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Benchmark at the time of investment, the Fund may invest up to 35% of its assets in that industry. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.
Nasdaq Equity Premium Income ETF | Industry and Sector Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, contagion risk within a particular industry or sector or to other industries or sectors, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of the Fund’s Shares may fluctuate in response to events affecting that industry or sector.
Nasdaq Equity Premium Income ETF | Technology Exposure Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Technology Exposure Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel, and government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies and companies that rely heavily on technology are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Nasdaq Equity Premium Income ETF | High Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
Nasdaq Equity Premium Income ETF | ETF Shares Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF Shares Trading Risk. Shares are listed for trading on The NASDAQ Stock Market LLC (the Exchange) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.
Nasdaq Equity Premium Income ETF | Authorized Participant Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants).To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened for ETFs that invest in securities issued by non-U.S. issuers.
Nasdaq Equity Premium Income ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%	[1]
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	$ 443
2023	rr_AnnualReturn2023	36.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.59%)
1 Year	rr_AverageAnnualReturnYear01	36.28%
Life of Fund	rr_AverageAnnualReturnSinceInception	12.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2022
Nasdaq Equity Premium Income ETF | Return After Taxes on Distributions | ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.60%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.17%
Nasdaq Equity Premium Income ETF | Return After Taxes on Distributions and Sale of Fund Shares | ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.22%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.99%
Nasdaq Equity Premium Income ETF | S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.22%	[2]
Nasdaq Equity Premium Income ETF | ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.05%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.88%
Nasdaq Equity Premium Income ETF | NASDAQ-100 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	55.13%
Life of Fund	rr_AverageAnnualReturnSinceInception	17.40%

[1]	The Fund's management agreement provides that the adviser will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.
[2]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Nasdaq-100 Index to the S&P 500 Index.